Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 13: — COMMITMENTS AND CONTINGENT LIABILITIES

a.

Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2026. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31, 2021
3/31/2022	$1,279
3/31/2023	792
3/31/2024	494
3/31/2025	315
3/31/2026	136
$3,016

Total rent expenses were $1,951, $1,875 and $2,905 for the years ended March 31, 2021, 2020 and 2019, respectively.

Effective April 1, 2019, the Company adopted ASU 2016-02, using the modified retrospective method.  The adoption of ASU 2016-02 does not have a material impact on our financial position or results of operations.

b.	Royalty commitments:

The Company is committed to pay royalties at the rate of 3.0% to 3.5% to the government of Israel through the Authority on proceeds from the sale of products in which the government participates in the research and development by way of grants.  The obligation to pay these royalties is contingent on actual sales of the products and, in the absence of such sales, no payment is required.  The commitment is on a product by product basis, in an amount not exceeding the total of the grants received by the Company, including interest accrued thereon, and is linked to the USD.  Grants are subject to interest at a rate of LIBOR (cost of borrowing funds in USD).  As of March 31, 2021 and 2020, the aggregate contingent liability to the Authority was $13,805 and $12,950, respectively.  In March 2020, the FASB issued ASU 2020-04 “Reference Rate Reform (Topic 848).”  The guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met.  The guidance applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.  The guidance will be effective for the Company fiscal year beginning April 1, 2021, including interim periods within that year.  The Company is currently assessing the impact of the adoption on our financial position and results of operations.

Royalty payments to the Authority were $0, $0 and $89 for the years ended March 31, 2021, 2020 and 2019, respectively.

c.	Legal proceedings:

From time to time, we are a party to routine litigation incidental to our business, including patent litigation resulting from our use of the patent challenge procedures set forth in the Hatch Waxman Act, product liability litigations, and employment litigations, none of which, individually or in the aggregate, are expected to have a material effect on our financial position or profitability.  Other litigation, as disclosed herein, may have a material adverse effect on our financial position or profitability.  The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable.  Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

1.Legal actions commenced by the Company:

As part of an on-going audit by the Israel Tax Authority (“ITA”), with respect to the years ending on March 31, 2016 and through the year ending on March 31, 2019, in March 2021, the ITA announced its intention to issue a tax assessment for the fiscal year ending March 31, 2016. The Company reached a settlement with the ITA under which the Company paid a tax assessment of $2.0 million. The settlement finalized all tax disputes between the parties for the fiscal year ending March 31, 2016. The fiscal years ending March 31, 2017, March 31, 2018 and March 31, 2019 remain under tax audit.

2.Generic drug industry pricing investigations and related litigation:

On July 23, 2020, Taro U.S.A. came to a global resolution with the DOJ Antitrust Division and Civil Division in connection with DOJ’s multi-year investigation into the U.S. generic pharmaceutical industry. Under a Deferred Prosecution Agreement (the “Agreement”) reached with the DOJ Antitrust Division, the DOJ filed an information relating to conduct that occurred between 2013 and 2015. If Taro U.S.A. adheres to the terms of the Agreement, including paying a penalty of $205.7 million, the DOJ will dismiss the information after three years. Taro U.S.A. also reached a framework understanding with the DOJ Civil Division, subject to final agreement and agency authorization, in which Taro U.S.A. has agreed to pay $213.3 million to resolve all claims related to federal healthcare programs. Accordingly, an amount of $418.9 million was reserved in the quarter ended June 30, 2020.

The Company, its subsidiaries and, with respect to a complaint brought by U.S. State Attorneys General (“AG”) and a complaint brought by putative classes of indirect reseller plaintiffs (“IRPs”), a former member of Taro U.S.A.’s commercial team have been named as defendants in numerous putative class action lawsuits and additional lawsuits brought by and/or on behalf of purchasers and payors of several generic pharmaceutical products in the U.S. and Canada.  The lawsuits allege that the Company, its subsidiaries, and/or, in the AG and IRP complaints, the concerned individual, have conspired with competitors to fix prices, rig bids, or allocate customers with respect to certain products, and also allege an industry-wide conspiracy as to nearly all generic pharmaceutical products.  Each of the cases that were filed in U.S. federal court has been transferred to the United States District Court for the Eastern District of Pennsylvania for coordinated proceedings under the caption In re: Generic Drug Pricing Antitrust Litigation, MDL No. 2724. The Court had sequenced the lawsuits into separate groups for purposes of briefing motions to dismiss. Defendants filed motions to dismiss complaints in the first group. On October 16, 2018, the Court denied the motions with respect to the federal law claims. On February 15, 2019, the Court granted in part and denied in part the motions with respect to the state law claims.  Certain cases are proceeding in discovery. In May 2021, the Court designated certain complaints naming Taro U.S.A. as “bellwether” cases to begin the sequencing of proceedings.

Further, the Company has made a provision of $140.0 million for ongoing multi-jurisdiction civil antitrust matters. An amount of $60.0 million was accounted for in the quarter ended June 30, 2020, and an additional provision of $80.0 million was recognized in the quarter ended March 31, 2021; however, the ultimate outcome of these matters cannot be predicted with certainty. These provisions have been disclosed in the consolidated financial statements.

The Company and two of its former officers are named as defendants in a putative shareholder class action entitled Speakes v. Taro Pharmaceutical Industries, Ltd., filed October 25, 2016, which is now pending in the United States District Court for the Southern District of New York and asserts claims under Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) against all defendants and Section 20(a) of the Exchange Act against the individual defendants.  It generally alleges that the defendants made material misstatements and omissions in connection with an alleged conspiracy to fix drug prices.  On September 24, 2018, the Court granted in part and denied in part the Company’s motion to dismiss.  The case is proceeding with limited discovery.

On June 22, 2020, a motion seeking documents before filing a shareholder derivative action was filed by a single shareholder against the Company and Taro U.S.A. in the Haifa District Court related to alleged U.S. antitrust violations. On September 22, 2020, a subsequent motion seeking documents was filed by a single shareholder against the Company related to alleged misreporting to U.S. Medicaid and three prior state settlements. Both motions were consolidated on February 16, 2021, and remain pending before the Haifa District Court. The Company has filed a motion to stay proceedings pending resolution of the related U.S. litigation.

3.Other matters:

In April 2019, the Company entered into a conditional settlement with the Israeli Ministry of Environmental Protection (the “MoEP”) and submitted it to the Haifa Magistrate’s Court, which approved the settlement in July 2019.  The conditional settlement concerns one current and one former employees’ and the Company's non-compliance with the performance obligations of periodic sampling of emissions from the facility's stacks between 2010 and 2013 as instructed by the Company's business license and the Israeli business license law.  In the settlement, the Company and the concerned individuals undertook to refrain from repeating the described violations for a term of one year commencing on July 2019 and to conditional fines to be imposed in case these violations are repeated.  In exchange, the MoEP agreed to a non-conviction by the court.

In June 2020, the Company was named as a defendant in a putative opioids-related class action pending in Israel, in which the claimant alleges that the Company did not provide sufficient disclosure regarding the risks associated with opioid use in violation of the Israeli Consumer Protection Act. The Company filed its defense to the application for class action approval on May 2, 2021.

In June 2020, the Company and Taro U.S.A. were named as defendants in a complaint filed in the Zantac/Ranitidine Multi-District Litigation (“MDL”) consolidated in the U.S. District Court for the Southern District of Florida. The lawsuits name over 100 defendants, including brand manufacturers, generic manufacturers, repackagers, distributors, and retailers, involving allegations of injury caused by nitrosamine impurities. On September 4, 2020 and October 3, 2020, the Court dismissed the Company and Taro U.S.A., respectively, from the master complaints without prejudice, and both entities have now been dismissed from all individual complaints.

In July 2019, the Company received a motion to approve a class action against 30 companies located in Haifa Bay, Israel, including the Company.  The claimant, a civil association in Haifa Bay, claims that the industrial activity of the 30 companies allegedly caused higher percentages of lung cancer among Haifa Bay residents compared to the average in Israel.  At this stage, the claimant seeks to receive district court approval for the motion to approve a class action.  The 30 companies have filed a procedural motion asking the court to determine whether the legal connection between the alleged conduct and the alleged damages should be resolved prior to the court’s ruling on class certification.

d.	Other:

Payments to pharmacies for Medicaid-covered outpatient prescription drugs are set by the states.  For many multiple source drugs with respect to which FDA has rated at least three drugs as therapeutically equivalent, the amount that states may reimburse pharmacies in the aggregate is subject to a Federal upper limit (FUL) ceiling price.  Health care reform legislation enacted in March 2010 changed the methodology by which the Centers for Medicare & Medicaid Services (CMS) calculates the FULs so that the FUL is based on no less than 175 % of the weighted-average of the monthly average manufacturer prices (AMPs) reported to the government by manufacturers of each of the therapeutically equivalent multiple source drugs.  In addition, under the Medicaid Drug Rebate Program, manufacturers are required, as a condition of Federal payment for their drugs under Medicaid and Medicare Part B, to pay rebates to state Medicaid programs on drugs dispensed to Medicaid beneficiaries in the state.  The amount of the rebate is calculated for non-innovator multiple source drugs as 13 % of AMP and for innovator drugs as the lower of 23.1 % of AMP or AMP minus the best price of the drug.  Both innovator and non-innovator drugs are also subject to an additional rebate if price increases exceed the rate of inflation.

Before implementation of the new FUL methodology on April 1, 2016, CMS used average wholesale price (“AWP”) or Wholesale Acquisition Cost (“WAC”) in the calculation of FULs.  States have also historically used AWP or WAC in setting Medicaid reimbursement rates for drugs.  Effective April 1, 2017, states are now required to use actual acquisition cost as the basis of reimbursement.  Many of the legislative changes noted above stemmed from civil lawsuits being brought by states against pharmaceutical manufacturers in which there were allegations that the defendants overstated AWPs or WACs, which were used by state agencies to calculate drug reimbursements to healthcare providers.

The Collective Bargaining Agreement dated April 6, 2011, as amended and extended by the collective bargaining dated January 5, 2017 and July 2, 2020, among Taro Israel, the Histadrut Trade Union and Taro Israel’s Employees Committee (the “Collective Bargaining Agreement”).  The Collective Bargaining Agreement is valid until December 31, 2023, and automatically renews for one-year periods unless notice is provided by a party three months prior to the end of a term.  The Collective Bargaining Agreement memorializes current employee-employer relations practices of Taro as well as additional rights relating to job security, compensation and other benefits.